Financial Instruments and Risk Management - Schedule Of Fair Value Of Derivative Hedge Instrument One (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (2,097)	R$ (4,249)
Base scenario [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(2,097)
Net liabilities exposed	(2,097)
Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(2,157)
Net liabilities exposed	(2,157)
Net effect of exchange rate fluctuation	(60)
Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(2,598)
Net liabilities exposed	(2,598)
Net effect of exchange rate fluctuation	(501)
Loans and financings [member] | Base scenario [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(1,857)
Loans and financings [member] | Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(1,910)
Loans and financings [member] | Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(2,301)
Suppliers (itaipu binacional) [member] | Base scenario [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(240)
Suppliers (itaipu binacional) [member] | Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(247)
Suppliers (itaipu binacional) [member] | Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (297)